NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED FEBRUARY 29, 2016

Effective June 30, 2016, shares of Nuveen Small Cap Growth Opportunities Fund and Nuveen Small Cap Value Fund are being offered through another prospectus. Any references to Nuveen Small Cap Growth Opportunities Fund and Nuveen Small Cap Value Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SMALLP-0616P

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

SUPPLEMENT DATED JUNE 30, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016

Effective June 30, 2016, shares of Nuveen Global Infrastructure Fund and Nuveen Real Asset Income Fund are being offered through another prospectus. Any references to Nuveen Global Infrastructure Fund and Nuveen Real Asset Income Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FREGIFP-0616P